CONSOLIDATED UNAUDITED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Research and development expenses, net	$ 1,737	$ 1,997	$ 3,357	$ 3,874
General and administrative expenses	950	810	1,435	1,696
Operating loss	2,687	2,807	4,792	5,570
Finance income (expenses), net	30	(20)	9	90
Loss before tax	2,657	2,827	4,783	5,480
Taxes on income	(2)	3	(1)	6
Net loss for the period	$ 2,655	$ 2,830	$ 4,782	$ 5,486
Net loss per ordinary share basic and diluted	$ 0.70	$ 2.02	$ 1.74	$ 3.96
Weighted average number of ordinary shares outstanding - basic and diluted (in thousands)	3,796	1,403	2,741	1,386